Financial Risk Management and Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Schedule of Financial Assets and Liabilities
Financial assets and financial liabilities comprise the following:

	2021	2020

	(EUR’000)
Financial assets
Trade receivables	2,200	387
Other receivables	12,276	2,251
Marketable securities	343,358	249,558
Cash and cash equivalents	446,267	584,517

Financial assets measured at amortized cost	804,101	836,713

Financial liabilities
Lease liabilities	104,961	91,975
Trade payables and accrued expenses	59,417	21,897

Financial liabilities measured at amortized cost	164,378	113,872

Schedule of Finance Income and Finance Expenses
Finance income and expenses are specified below:

	2021	2020	2019

	(EUR’000)
Finance income
Interest income	692	1,812	10,056
Exchange rate gains	59,026	—	7,747

Total finance income	59,718	1,812	17,803

Finance expenses
Interest expenses	3,911	1,918	1,221
Exchange rate losses	—	78,924	—

Total finance expenses	3,911	80,842	1,221

Summary of Number of Shares
The number of outstanding shares of the Company are as follows:

	2021	2020	2019	2018	2017
Changes in share capital
At January 1	53,750,386	47,985,837	42,135,448	36,984,292	32,421,121
Increase through cash contributions	3,187,296	5,764,549	5,850,389	5,151,156	4,563,171

At December 31	56,937,682	53,750,386	47,985,837	42,135,448	36,984,292

Summary Of Holding Of Treasury Shares
The holding of treasury shares are as follows:

	Nominal value	Holding	Holding in % of total outstanding shares

	(EUR’000)	(Number)
Treasury shares
At January 1, 2021	—	—	—
Acquired from third-parties	21	154,837	—

At December 31, 2021	21	154,837	0.3%

Summary of Foreign Currency Sensitivity Analysis

	Nominal positions (net)	Hypothetical impact on consolidated financial statements
		Increase in foreign currency exchange rate	Profit and loss before tax	Equity before tax

	(EUR ‘000)
December 31, 2021
USD/EUR	549,243	10%	54,924	54,924
GBP/EUR	6,686	10%	669	669
December 31, 2020
USD/EUR	797,927	10%	79,793	79,793
GBP/EUR	1,555	10%	155	155

Summary Of Rate Structure Of Marketable Securities
Rate structure of marketable securities are specified below:

	December 31, 2021		December 31, 2020
	Carrying amount	Fair value	Carrying amount	Fair value

	(EUR’000)
Marketable securities specified by rate structure
Fixed rate	323,176	322,556	175,757	175,732
Floating rate	17,975	17,968	16,975	16,972
Zero-coupon	2,207	2,207	56,826	56,826

Total marketable securities	343,358	342,731	249,558	249,530

Schedule Of Marketable Securities Specified BY Investment Grade Credit Rating
Marketable securities specified by investment grade credit rating are specified below:

	December 31, 2021		December 31, 2020
	Carrying amount	Fair value	Carrying amount	Fair value

	(EUR’000)
Marketable securities specified by investment grade credit rating
Prime	—	—	7,716	7,714
High grade	144,307	144,030	142,339	142,352
Upper medium grade	196,909	196,566	99,503	99,464
Lower medium grade	2,142	2,135	—	—

Total marketable securities	343,358	342,731	249,558	249,530

Summary of Marketable securities

	December 31, 2021		December 31, 2020
	Carrying amount	Fair value	Carrying amount	Fair value

	(EUR’000)
Marketable securities specified by security type
U.S. Treasury bills	—	—	46,243	46,245
U.S. Government bonds	95,408	95,211	62,088	62,101
Commercial papers	2,207	2,207	10,583	10,581
Corporate bonds	226,771	226,379	121,282	121,234
Agency bonds	18,972	18,934	9,362	9,369

Total marketable securities	343,358	342,731	249,558	249,530

Classified based on maturity profiles
Non-current assets	107,561	107,175	115,280	115,277
Current assets	235,797	235,556	134,278	134,253

Total marketable securities	343,358	342,731	249,558	249,530

Summary of Maturity Analysis For Financial Liabilities
Maturity analysis for financial liabilities recognized in the consolidated statements of financial position are specified below.

	< 1 year	1-5 years	>5 years	Total contractual cash-flows	Carrying amount

	(EUR’000)
December 31, 2021
Lease liabilities	7,098	51,442	68,378	126,918	104,961
Trade payables and accrued expenses	59,417	—	—	59,417	59,417

Total financial liabilities	66,515	51,442	68,378	186,335	164,378

	< 1 year	1-5 years	>5 years	Total contractual cash-flows	Carrying amount

	(EUR’000)
December 31, 2020
Lease liabilities	6,974	38,321	68,516	113,811	91,975
Trade payables and accrued expenses	21,897	—	—	21,897	21,897

Total financial liabilities	28,871	38,321	68,516	135,708	113,872